Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of beginning	$ 8,488,250
Initial measurement on March 2, 2021		17,870,000
Change in fair value	(5,509,917)	(9,381,750)
Fair value as of ending	2,978,333	8,488,250
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of beginning	3,572,000
Initial measurement on March 2, 2021		7,520,000
Change in fair value	(2,318,667)	(3,948,000)
Fair value as of ending	1,253,333	3,572,000
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of beginning	4,916,250
Initial measurement on March 2, 2021		10,350,000
Change in fair value	(3,191,250)	(5,433,750)
Fair value as of ending	1,725,000	4,916,250
Fair Value, Inputs, Level 3 [Member] | Total Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of beginning	3,572,000
Initial measurement on March 2, 2021		17,870,000
Transfer to Level 1		(10,350,000)
Change in fair value	(2,318,667)	(3,948,000)
Fair value as of ending	1,253,333	3,572,000
Fair Value, Inputs, Level 3 [Member] | Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of beginning	3,572,000
Initial measurement on March 2, 2021		7,520,000
Transfer to Level 1
Change in fair value	(2,318,667)	(3,948,000)
Fair value as of ending	1,253,333	3,572,000
Fair Value, Inputs, Level 3 [Member] | Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of beginning
Initial measurement on March 2, 2021		10,350,000
Transfer to Level 1		(10,350,000)
Change in fair value
Fair value as of ending